Shareholders' Equity - Summary of Nonvested Share Activity (Detail) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vested, Number of Shares	(4,897,965)
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	11,810,781
Awards granted, Number of shares	8,050,800
Awards forfeited/waived, Number of Shares	(126,301)
Awards cancelled on failed vesting conditions, Number of Shares	(1,682,276)
Awards vested, Number of Shares	(4,897,965)
Ending Balance, Number of Shares	13,155,039	11,810,781
Employees [Member] | 2013 CEO Special Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	7,095
Awards vested, Number of Shares	(7,095)
Ending Balance, Number of Shares	0	7,095
Employees [Member] | Employee Plan 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	1,611,453
Awards forfeited/waived, Number of Shares	(7,253)
Awards vested, Number of Shares	(1,604,200)
Ending Balance, Number of Shares		1,611,453
Employees [Member] | 2014 CEO Special Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	11,495
Awards vested, Number of Shares	(11,495)
Ending Balance, Number of Shares		11,495
Employees [Member] | Employee Plan 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	3,170,739
Awards forfeited/waived, Number of Shares	(24,694)
Awards vested, Number of Shares	(1,515,261)
Ending Balance, Number of Shares	1,630,784	3,170,739
Employees [Member] | 2015 CEO Special Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	35,579
Awards vested, Number of Shares	(17,790)
Ending Balance, Number of Shares	17,789	35,579
Employees [Member] | Employee Plan 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	6,974,420
Awards forfeited/waived, Number of Shares	(62,179)
Awards cancelled on failed vesting conditions, Number of Shares	(1,682,276)
Awards vested, Number of Shares	(1,717,119)
Ending Balance, Number of Shares	3,512,846	6,974,420
Employees [Member] | Employee Plan 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, Number of shares	7,981,635
Awards forfeited/waived, Number of Shares	(32,175)
Awards vested, Number of Shares	(1,950)
Ending Balance, Number of Shares	7,947,510
Employees [Member] | 2016 CEO Special Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, Number of shares	69,165
Awards vested, Number of Shares	(23,055)
Ending Balance, Number of Shares	46,110
Supervisory Board [Member] | 2006 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares		3,000
Year of grant	2006
Exercised		(3,000)
Supervisory Board [Member] | 2007 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	7,500	19,500
Year of grant	2007
Exercised	(7,500)	(12,000)
Ending Balance, Number of Shares		7,500
Supervisory Board [Member] | 2008 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	24,000	39,000
Year of grant	2008
Exercised	(7,500)	(15,000)
Ending Balance, Number of Shares	16,500	24,000
Supervisory Board [Member] | 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	35,000	45,000
Year of grant	2009
Exercised	(12,500)	(10,000)
Ending Balance, Number of Shares	22,500	35,000
Supervisory Board [Member] | 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	45,000	45,000
Year of grant	2010
Exercised	(15,000)
Ending Balance, Number of Shares	30,000	45,000
Supervisory Board [Member] | 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	67,500	82,500
Year of grant	2011
Exercised	(15,000)	(15,000)
Ending Balance, Number of Shares	52,500	67,500
Supervisory Board [Member] | 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	87,500	95,000
Year of grant	2012
Exercised	(22,500)	(7,500)
Ending Balance, Number of Shares	65,000	87,500